Supplement dated September 12, 2017 to the

PNC Funds Prospectus,

PNC Bond Fund Summary Prospectus,

PNC Government Mortgage Fund Summary Prospectus,

PNC Intermediate Bond Fund Summary Prospectus,

PNC Limited Maturity Bond Fund Summary Prospectus,

PNC Total Return Advantage Fund Summary Prospectus,

PNC Ultra Short Bond Fund Summary Prospectus, and

PNC Funds Statement of Additional Information

each dated September 28, 2016, as supplemented

PNC Bond Fund

PNC Government Mortgage Fund

PNC Intermediate Bond Fund

PNC Limited Maturity Bond Fund

PNC Total Return Advantage Fund

PNC Ultra Short Bond Fund

(collectively, the “Funds”)

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus, summary prospectuses and statement of additional information and should be read in conjunction with those documents.

As of September 28, 2017, the Funds will continue to be managed by Sean T. Rhoderick, CFA, Managing Director and Chief Investment Officer of Taxable Fixed Income, and Mark A. Lozina, CFA, Senior Portfolio Manager, but effective on that date, Timothy Compan, Jr., CFA will no longer serve as a portfolio manager of the Funds. All references to Timothy Compan, Jr. as a portfolio manager for the Funds are hereby deleted in their entirety.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-007-0917